Significant Transactions (Details) - Trellis Solutions, Inc [Member]	Apr. 08, 2020 USD ($)
Business Acquisition [Line Items]
Common shares issued	$ 2,531
Contingent consideration	998
Total estimated fair value of consideration	$ 3,529